Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due	$ 4,874
January 1, 2019~December 31, 2019
Operating Leases, Future Minimum Payments Due	2,361
January 1, 2020~December 31, 2020
Operating Leases, Future Minimum Payments Due	1,601
January 1, 2021~December 31, 2021
Operating Leases, Future Minimum Payments Due	386
January 1, 2022~December 31, 2022
Operating Leases, Future Minimum Payments Due	298
January 1, 2023~December 31, 2023
Operating Leases, Future Minimum Payments Due	182
January 1, 2024~December 31, 2024
Operating Leases, Future Minimum Payments Due	$ 46